Interest-bearing Financial Liabilities - Additional Information (Detail) ₱ in Millions, $ in Millions		12 Months Ended
	Jun. 30, 2020 USD ($)	Dec. 31, 2023 PHP (₱)	Dec. 31, 2022 PHP (₱)	Oct. 31, 2023 PHP (₱)	Mar. 31, 2023 PHP (₱)	Nov. 30, 2022 PHP (₱)	Oct. 31, 2022 PHP (₱)	Jul. 31, 2022 PHP (₱)	Apr. 30, 2022 PHP (₱)	Mar. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Unamortized Debt Discount		₱ 2,129	₱ 2,279								₱ 2,857
Percentage of dollar portion of debt		15.00%	17.00%
Percentage of unhedged portion of net debt		5.00%	7.00%
Percentage of net dollar cash balance of debt		5.00%	5.00%
Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt									₱ 4,000	₱ 6,000
Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate									2.60%	2.60%
U.S. Dollar Global Notes [Member] | Senior Unsecured Fixed-rate Notes With Coupon of 2.50% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.50%
Perpetual notes issued | $	$ 300
Borrowings, maturity	10-year
U.S. Dollar Global Notes [Member] | Senior Unsecured Fixed-rate Notes With Coupon of 3.45% [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	3.45%
Perpetual notes issued | $	$ 300
Borrowings, maturity	30-year
Smart Inc [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt							₱ 4,000
Prepaid remaining short-term debt		₱ 0	₱ 10,000	₱ 2,000
Smart Inc [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt						₱ 2,000
Smart Inc [Member] | Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate						5.16%
PLDT [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepaid outstanding short-term debt								₱ 2,000
Prepaid remaining short-term debt		₱ 0	₱ 10,000	₱ 4,000
PLDT [Member] | Debt Transaction [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured short term debt						₱ 4,000
Short-term debt					₱ 4,000
PLDT [Member] | Unsecured Short Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate						5.16%